Income taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Expense
Income tax expense is comprised of the following:

	Fiscal year ended March 31,
	2022		2023		2024		2024

	(In millions)
Current tax expense	Rs.	142,446.5	Rs.	156,782.9	Rs.	140,308.9	US$	1,683.6
Deferred tax expense/ (benefit)		(9,887.3)		12,280.9		(57,133.2)		(685.5)
Interest on income tax refund		—		(2,946.4)		(5,348.6)		(64.2)

Income tax expense	Rs.	132,559.2	Rs.	166,117.4	Rs.	77,827.1	US$	933.9

Reconciliation of Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense as Reported
Taxes at the Indian statutory income tax rate, the income tax rate of the Bank’s country of domicile, to income tax expense as reported:

	Fiscal year ended March 31,
	2022		2023		2024		2024

	(In millions)
Income before income tax expense	Rs.	519,162.2	Rs.	662,381.8	Rs.	705,459.0	US$	8,465.0
Statutory income tax rate		25.17%		25.17%		25.17%		25.17%
Expected income tax expense		130,662.7		166,708.3		177,549.9		2,130.4
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund		—		(2,204.9)		(4,125.0)		(49.5)
Stock-based compensation		3,493.1		1,645.9		(10,645.6)		(127.7)
Income subject to rates other than the statutory income tax rate		(2,347.6)		(6.8)		(1,262.0)		(15.1)
Special reserve		—		—		(5,143.2)		(61.7)
Unrecognised tax benefit of earlier years including consequential tax credit pursuant to favourable orders received recognised						(80,874.4)		(970.4)
Other, net		751.0		(25.1)		2,327.4		27.9

Income tax expense	Rs.	132,559.2	Rs.	166,117.4	Rs.	77,827.1	US$	933.9

Tax Effects of Significant Temporary Differences
The tax effects of significant temporary differences are as follows:

	As of March 31,
	2023		2024		2024

	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for credit losses	Rs.	74,143.7	Rs.	43,093.6	US$	517.1
Investments AFS debt securities		25,117.0		7,704.7		92.4
Lease liabilities		24,578.8		32,034.7		384.4
Employee benefits		709.9		4,632.2		55.6
Borrowings		1.4		10,714.9		128.6
Stock based compensation		—		20,166.2		241.9
Others		5,458.1		320.1		3.9

Deferred tax asset		130,008.9		118,666.4		1,423.9

Taxable temporary differences:
ROU Asset		24,578.8		32,009.3		384.1
Loan origination cost		7,070.1		7,541.1		90.5
Intangible assets		—		313,272.2		3,759.0
Investments, others		8,304.6		53,998.2		647.9
Deferred tax liability		39,953.5		406,820.8		4,881.5

Net deferred tax asset/ (liability)	Rs.	90,055.4	Rs.	(288,154.4)	US$	(3,457.6)

Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Fiscal year ended March 31,
	2022	2023		2024		2024

		(In millions)
Opening balance	Rs. 43,048.0	Rs.	46,774.3	Rs.	48,792.1	US$	585.5
Increase related to acquisition of eHDFC	—		—		52,980.5		635.7
Decrease related to prior year tax positions	(1,985.0)		—		(80,874.4)		(970.4)
Increase related to current year tax positions	5,711.3		2,017.8		1,144.1		13.7

Closing balance	Rs. 46,774.3	Rs.	48,792.1	Rs.	22,042.3	US$	264.5